Basis of Presentation	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

1.       Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The consolidated balance sheet as of December 31, 2022, has been derived from the audited consolidated financial statements included in the Company’s annual report on Form 20-F filed with the SEC on April 6, 2023 (“Annual Report”), but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

Impact of COVID-19 and conflict in Ukraine on the Company’s Business

The impact of the COVID-19 pandemic and the conflict in Ukraine will continue to negatively affect the global economy (i.e. inflation, interest rates) and demand for oil and charter rates, which may continue to have a negative effect on the Company’s business, financial performance and the results of its operations. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2023, except as discussed below:

Accounting for Leases (Company act as lessee) – Subsequent measurement finance leases: After lease commencement, the Company measures the lease liability for finance leases by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The right-of-use asset is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase the underlying asset. For finance leases, interest expense is determined using the effective interest method and is included under interest and finance cost, net in the consolidated statements of comprehensive income. Upon exercise of the option to purchase the underlying asset and settlement of the remaining lease liability, if the right-of-use asset was not previously presented together with vessels, the Company reclassifies the right-of-use asset to Fixed Assets under the consolidated balances sheets and applies Topic 360 to the asset beginning on the date the purchase option was exercised.

Preferred Shares: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine the classification of preferred shares as permanent equity, temporary equity or liability. A share that must be redeemed upon or after an event that is not certain of occurrence is not required to be accounted for as a liability pursuant to ASC 480, once the event becomes certain to occur, that instrument should be reclassified to a liability. If preferred shares become mandatorily redeemable pursuant to ASC 480, the Company reclassifies at fair value from equity to a liability. The difference between the carrying amount and fair value is treated by the Company as a deemed dividend and charged to net income available to common stockholders. The guidance in ASC 260-10-S99-2 is also applicable to the reclassification of the instrument. That guidance states that if an equity-classified preferred stock is subsequently reclassified as a liability based on other US GAAP, the equity instrument is considered redeemed through the issuance of a debt instrument. As such, the Company treats the difference between the carrying amount of the preferred share in equity and the fair value of the preferred share (now a debt instrument) as a dividend for earnings per share purposes.

New Accounting Pronouncements - Reference Rate Reform:

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-01 could be adopted as of March 12, 2020, through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848). Topic 848 as mentioned above provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The ASU deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. As of June 30, 2023, the Company has elected one of the optional expedients provided in the ASU 2020-04 Reference Rate Reform and its update, that allows an entity to assert that a hedged forecasted transaction referencing LIBOR or another eligible reference rate remains probable of occurring, regardless of the modification or expected modification to the terms of the hedged item to replace the reference rate. The Company applied the accounting relief as relevant contract and hedge accounting relationship modifications were made during the reference rate reform transition period. The Company will continue to evaluate the potential impact of adopting other expedients on its consolidated financial statements.